COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
North Pastoria Lease [Member]
COMMITMENTS AND CONTINGENCIES (Tables) [Line Items]
Schedule of future minimum lease payments
Year Ending December 31, 2020
North Pastoria Lease	$182,772
Sublease (see NOTE 13)	(106,323)
Net payments in 2020	$76,449

Gibraltar Sublease [Member]
COMMITMENTS AND CONTINGENCIES (Tables) [Line Items]
Schedule of future minimum lease payments
Years Ending December 31,
2020	$342,924
2021	$57,154